Schedule of Investments March 31, 2020 (Unaudited)

LK Balanced Fund

Description	Shares	Value
COMMON STOCKS - 59.8%
Communication Services - 5.4%
CenturyLink	20,000	$189,200
Discovery, Class C *	19,000	333,260
Walt Disney	6,500	627,900
		1,150,360
Consumer Discretionary - 3.2%
Gildan Activewear	19,000	242,440
LKQ *	12,200	250,222
Winnebago Industries	7,000	194,670
		687,332
Consumer Staples - 5.2%
Anheuser-Busch InBev - ADR	9,000	397,080
Crimson Wine Group *	30,000	175,350
Hershey	4,000	530,000
		1,102,430
Energy - 1.5%
Chevron	4,418	320,128
Financials - 9.2%
Arthur J. Gallagher	7,000	570,570
Berkshire Hathaway, Class A *	2	544,000
Berkshire Hathaway, Class B *	2,900	530,207
Cullen/Frost Bankers	5,500	306,845
		1,951,622
Health Care - 11.5%
Gilead Sciences	5,000	373,800
Johnson & Johnson	5,500	721,215
Pfizer	20,000	652,800
Thermo Fisher Scientific	2,500	709,000
		2,456,815
Industrials - 9.3%
Aerojet Rocketdyne Holdings *	12,000	501,960
Boeing	2,050	305,737
Hexcel Corp.	3,000	111,570
Kansas City Southern	4,600	585,028
Lincoln Electric Holdings	7,000	483,000
		1,987,295
Information Technology - 3.3%
Keysight Technologies, Inc. *	1,700	142,256
Microsoft	3,500	551,985
		694,241
Materials - 3.1%
Constellium, Class A *	20,000	104,200
Orion Engineered Carbons	24,000	179,040
Vulcan Materials	3,500	378,245
		661,485
Real Estate - 8.1%
Brookfield Asset Management, Class A	17,000	752,250
Texas Pacific Land Trust	2,000	760,020
Weyerhaeuser - REIT	12,800	216,960
		1,729,230
Total Common Stocks
(Cost $8,631,534)		12,740,938

CORPORATE BONDS - 25.2%	Par
Communication Services - 1.2%
Viacom
3.875%, 12/15/2021	$250,000	252,293
Consumer Discretionary - 4.1%
Advance Auto Parts
4.500%, 12/01/2023	250,000	257,332
Bed Bath & Beyond
3.749%, 08/01/2024	500,000	365,765
Newell Rubbermaid
3.900%, 11/01/2025	250,000	243,882
		866,979
Consumer Staples - 4.9%
Archer-Daniels-Midland
4.479%, 03/01/2021	250,000	254,116
Bunge Limited Finance
3.500%, 11/24/2020	250,000	252,109
Campbell Soup
2.500%, 08/02/2022	300,000	299,414
Constellation Brands
2.250%, 11/06/2020	250,000	248,621
		1,054,260
Energy - 0.9%
Murphy Oil
4.450%, 12/01/2022	250,000	182,832
Financials - 5.5%
Barclays Bank
3.000%, 01/03/2030 (a)	250,000	249,369
Old Republic International
3.875%, 08/26/2026	500,000	514,299
Opus Bank
5.500%, 07/01/2026	400,000	410,489
		1,174,157
Industrials - 4.4%
General Electric
5.000%, 12/29/2049	500,000	413,438
Hexcel
4.700%, 08/15/2025	250,000	275,191
Keysight Technologies
4.550%, 10/30/2024	250,000	261,519
		950,148
Information Technology - 4.2%
Corning
7.530%, 03/01/2023	110,000	121,523
Intel
2.700%, 12/15/2022	250,000	261,790
KLA Tencor
4.650%, 11/01/2024	250,000	264,232
Motorola Solutions
3.750%, 05/15/2022	250,000	250,274
		897,819
Total Corporate Bonds
(Cost $5,574,984)		5,378,488

UNITED STATES GOVERNMENT NOTES/BONDS - 11.1%
United States Treasury Note/Bond
1.375%, 04/30/2020	300,000	300,312
1.375%, 05/31/2020	500,000	501,061
1.875%, 06/30/2020	500,000	502,218
2.000%, 07/31/2020	800,000	805,406
1.375%, 10/31/2020	250,000	251,812
Total United States Government Notes/Bonds
(Cost $2,351,754)		2,360,809

MUNICIPAL BOND - 0.9%
Colony, Texas Local Development Corporation
2.594%, 10/01/2020 (BHAC Insured)
(Cost $190,000)	190,000	191,321

SHORT-TERM INVESTMENTS - 10.4%
United States Treasury Bill - 2.3%
0.022%, 04/23/2020 (b)	500,000	499,993

Money Market Fund - 8.1%	Shares
First American Government Obligations, Class Z, 0.39% (c)	1,726,883	1,726,883
Total Short-Term Investments
(Cost 2,226,425)		2,226,876

Total Investments - 107.4%
Cost ($18,974,697)		22,898,432
Liabilities in Excess of Other Assets - (7.4)%		(1,582,002)
Total Net Assets - 100.0%		$21,316,430

ADR -	American Depositary Receipt.
BHAC -	Berkshire Hathaway Assurance Corporation.
REIT -	Real Estate Investment Trust.
*	Non-income producing security
(a)	Step-up bond; the interest rate shown is the rate in effect as of March 31, 2020.
(b)	The rate shown is the effective yield as of March 31, 2020.
(c)	The rate shown is the annualized seven-day effective yield as of March 31, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of March 31, 2020:

	Level 1	Level 2	Level 3	Total
Common Stocks	$12,740,938	$-	$-	$12,740,938
Corporate Bonds	-	5,378,488	-	5,378,488
United States Government Notes/Bonds	-	2,360,809	-	2,360,809
United States Treasury Bill	-	499,993	-	499,993
Municipal Bond	-	191,321	-	191,321
Money Market Fund	1,726,883		-	1,726,883
Total Investments in Securities	$14,467,822	$8,430,611	$-	$22,898,432

Refer to Schedule of Investments for further information on the classification of investments.